Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition [Abstract]
Schedule of calculating goodwill arising from the acquisition the fair value of net assets acquired was determined
£’000
Property, plant and equipment	3,943
Trade and other receivables	4,868
Cash and cash equivalents	3,975
Trade and other payables	(4,819)
Lease liabilities	(3,791)
Deferred tax liabilities	(44)
Total net assets acquired	4,132

Intangible assets recognized on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,985)
Total intangible assets recognized on acquisition	16,876

Total identifiable net assets at fair value	21,008

Goodwill	44,356
Purchase consideration transferred	65,364

Satisfied by:
Cash	20,996
Debt assumed and discharged	4,463
Shares issued	33,339
Warrants issued	6,566
Purchase consideration transferred	65,364

£’000
Property, plant and equipment	25,101
Inventory	333
Trade and other receivables	7,335
Cash and cash equivalents	669
Trade and other payables	(2,160)
Lease liabilities	(2,766)
Provisions	(253)
Deferred tax liabilities	(88)
Total net assets acquired	28,171

Intangible assets recognized on acquisition:
Customer relationships	7,300
Deferred tax arising on intangible assets	(1,387)
Total intangible assets recognized on acquisition	5,913

Total identifiable net assets at fair value	34,084

Goodwill	5,041
Purchase consideration transferred	39,125

Satisfied by:
Cash	29,125
Debt assumed and discharged	9,000
Shares issued	1,000
Purchase consideration transferred	39,125

£’000
Property, plant and equipment	27,181
Trade and other receivables	5,493
Cash and cash equivalents	8,589
Trade and other payables	(5,982)
Loans and borrowings	(19,879)
Lease liabilities	(3,830)
Deferred tax liabilities	(16)

Total net assets acquired	11,556

Intangible assets recognized on acquisition:
Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,905)
Total intangible assets recognized on acquisition	3,984

Total identifiable net assets at fair value	15,540

Goodwill	44,814
Purchase consideration transferred	60,354

Satisfied by:
Cash	28,722
Shares issued	31,009
Voluntary employee share option plan	623
Purchase consideration transferred	60,354

£’000
Property, plant and equipment	81
Trade and other receivables	788
Cash and cash equivalents	704
Trade and other payables	(1,535)
Total net assets acquired	38

Intangible assets recognized on acquisition:
Software	10,287
Deferred tax arising on intangible assets	(2,131)
Total intangible assets recognized on acquisition	8,156

Total identifiable net assets at fair value	8,194

Goodwill	15,496
Purchase consideration transferred	23,690

Satisfied by:
Cash	23,570
Deferred consideration	120
Purchase consideration transferred	23,690

£’000
Property, plant and equipment	29,062
Financial investments	3
Inventory	1,247
Trade and other receivables	7,972
Cash and cash equivalents	8,161
Trade and other payables	(7,727)
Lease liabilities	(25,749)
Provisions	(3,224)
Deferred tax assets	(335)
Total net assets acquired	9,410

Intangible assets recognized on acquisition:
Software	1,489
Customer relationships	7,574
Deferred tax arising on intangible assets	(1,765)
Total intangible assets recognized on acquisition	7,298

Total identifiable net assets at fair value	16,708

Goodwill	59,770
Purchase consideration transferred	76,478

Satisfied by:
Cash	61,105
Debt assumed and discharged	15,373
Purchase consideration transferred	76,478

£’000
Property, plant and equipment	249
Trade and other receivables	658
Cash and cash equivalents	377
Trade and other payables	(1,186)
Loans and borrowings	(1,468)
Lease liabilities	(215)
Total net assets acquired	(1,585)

Intangible assets recognized on acquisition:
Software	603
Customer relationships	6,235
Deferred tax arising on intangible assets	(1,709)
Total intangible assets recognized on acquisition	5,129

Total identifiable net assets at fair value	3,544

Goodwill	20,025
Purchase consideration transferred	23,569

Satisfied by:
Cash	15,644
Deferred consideration	2,560
Shares issued	5,365
Purchase consideration transferred	23,569

£’000
Property, plant and equipment	25
Inventory	566
Trade and other receivables	49
Cash and cash equivalents	1,581
Trade and other payables	(1,090)
Provisions	(72)
Total net assets at fair value	1,059

Intangible assets recognized on acquisition:
Software	205
Deferred tax arising on intangible assets	(39)
Total intangible assets recognized on acquisition	166

Total identifiable net assets at fair value	1,225

Goodwill	6,645
Purchase consideration transferred	7,870

Satisfied by:
Cash	3,205
Deferred consideration	1,500
Debt assumed and discharged	3,165
Purchase consideration transferred	7,870